Condensed Consolidated Cash Flow Statement (Unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Profit before tax	£ 746	£ 813
Adjustments for:
Non-cash items included in profit	440	327
Change in operating assets	(2,252)	2,063
Change in operating liabilities	(124)	(10,935)
Corporation taxes paid	(23)	(171)
Effects of exchange rate differences	(781)	154
Net cash flows from operating activities	(1,994)	(7,749)
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(205)	(176)
Proceeds from sale of property, plant and equipment and intangible assets	96	91
Purchase of financial assets at amortised cost and financial assets at FVOCI	(1,430)	(7,017)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at FVOCI	2,832	4,875
Net cash flows from investing activities	1,293	(2,227)
Cash flows from financing activities
Issue of other equity instruments	500	400
Issue of debt securities and subordinated notes	6,859	5,135
Issuance costs of debt securities and subordinated notes	(14)	(14)
Repayment of debt securities and subordinated notes	(1,565)	(4,791)
Repurchase of other equity instruments	(500)	(500)
Dividends paid on ordinary shares	0	(554)
Dividends paid on preference shares and other equity instruments	(67)	(66)
Principal elements of lease payments	(12)	(20)
Net cash flows from financing activities	5,201	(410)
Change in cash and cash equivalents	4,500	(10,386)
Cash and cash equivalents at beginning of the period	29,181	36,781
Effects of exchange rate changes on cash and cash equivalents	(28)	9
Cash and cash equivalents at the end of the period	33,653	26,404
Cash and cash equivalents consist of:
Cash and balances at central banks	34,201	26,875
Less: restricted balances	(1,420)	(1,330)
Cash and bank balances at central banks less regulatory minimum cash balances	32,781	25,545
Other cash equivalents: Loans and advances to banks - non-trading	872	859
Cash and cash equivalents at the end of the period	£ 33,653	£ 26,404